PROPERTY, PLANT AND EQUIPMENT, Financial Lease (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Lease [Abstract]
Property, plant and equipment	$ 74,552,728	$ 59,510,863
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,687,890	1,941,074
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(253,184)
Compressor Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	8,502,651	7,207,835
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,113,024	1,279,978
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(166,954)
Other Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	17,550	18,449
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	448,306	515,552
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(67,246)
Other Technical Installations [Member]
Financial Lease [Abstract]
Property, plant and equipment	58,856	60,666
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	126,560	145,544
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(18,984)
Capitalized Cost [Member]
Financial Lease [Abstract]
Property, plant and equipment	143,290,795	124,700,420	$ 117,938,650
Capitalized Cost [Member] | Compressor Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	25,722,776	23,468,780	22,369,570
Capitalized Cost [Member] | Other Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	26,488	26,488	26,488
Capitalized Cost [Member] | Other Technical Installations [Member]
Financial Lease [Abstract]
Property, plant and equipment	421,157	413,717	407,598
Accumulated Depreciation [Member]
Financial Lease [Abstract]
Property, plant and equipment	(68,738,067)	(65,189,557)	(65,388,407)
Accumulated Depreciation [Member] | Compressor Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	(17,220,125)	(16,260,945)	(15,721,120)
Accumulated Depreciation [Member] | Other Plants [Member]
Financial Lease [Abstract]
Property, plant and equipment	(8,938)	(8,039)	(7,141)
Accumulated Depreciation [Member] | Other Technical Installations [Member]
Financial Lease [Abstract]
Property, plant and equipment	$ (362,301)	(353,051)	$ (346,264)
Financial Lease [Member]
Financial Lease [Abstract]
Property, plant and equipment		1,941,074
Financial Lease [Member] | Capitalized Cost [Member]
Financial Lease [Abstract]
Property, plant and equipment		2,501,165
Financial Lease [Member] | Accumulated Depreciation [Member]
Financial Lease [Abstract]
Property, plant and equipment		$ (560,091)